Total Capital and Net Income Per Unit Partnership Units and Net Income Per Common Unit (Details) - USD ($) shares in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	May 11, 2020
Capital Unit [Line Items]
Limited Partners' Capital Account, Units Issued	87,000		87,000	10,750
Common Unit, Issuance Value				$ 122,600
General partner	$ (47,613)		$ (46,182)	(2,300)
Limited Partners' Capital Account	$ 1,545,448		$ 1,465,408	$ 2,300
Public | Teekay Lng [Member]
Capital Unit [Line Items]
Limited Liability Company or Limited Partnership, Members or Limited Partners, Ownership Interest	58.70%
Limited Partners | Teekay Lng [Member]
Capital Unit [Line Items]
Limited Liability Company or Limited Partnership, Members or Limited Partners, Ownership Interest		98.20%
Parent Company [Member] | Teekay Lng [Member]
Capital Unit [Line Items]
Limited Liability Company (LLC) or Limited Partnership (LP), Managing Member or General Partner, Ownership Interest	1.80%	1.80%